Debt, Convertible Notes, and Warrants - Warrants Outstanding (Details)	Jan. 31, 2022 $ / shares shares
Debt Disclosure [Abstract]
Warrant outstanding (in shares)	1,065,594
Warrant exercisable (in shares)	1,065,594
Weighted Average Exercise Price (in dollars per share) | $ / shares	$ 9.3844
Weighted Average Remaining Term	8 years 2 months 4 days